Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 19.4	$ 25.1
Post-employment benefits	1.4	1.5
Stock-based compensation expense	9.7	9.3
Total	$ 30.5	$ 35.9